COMMITMENTS AND CONTINGENCIES (Details) (USD $)	0 Months Ended													12 Months Ended
	Dec. 31, 2014	Sep. 30, 2013	Jun. 30, 2013	Dec. 31, 2012	Aug. 31, 2012	Nov. 30, 2011	Oct. 31, 2011	Jul. 07, 2010	Jan. 31, 2010	Mar. 31, 2009	Aug. 31, 2008	Apr. 30, 2005	Jan. 31, 1997	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010	Mar. 31, 2012	Jul. 31, 2008	Feb. 28, 2005
Operating Leases Future Minimum Payments Due Abstract
2015	$ 139,000,000													$ 139,000,000
2016	114,000,000													114,000,000
2017	96,000,000													96,000,000
2018	79,000,000													79,000,000
2019	69,000,000													69,000,000
2020 and thereafter	145,000,000													145,000,000
Operating Leases Related Parties Expense	500,000
Lease And Rental Expense														153,000,000	117,000,000	132,000,000
Business Acquisition, Contingent Consideration, Potential Cash Payment	2,400,000,000													2,400,000,000
Intellectual Property Matters [Abstract]
Pantoprazole Insurance Coverage														250,000,000
Pantoprazole Settlement Additional Provision			930,000,000	670,000,000
Pantoprazole Settlement Agreement Amount														1,600,000,000
Wyeths Protonix Settlement Payment To Date														1,600,000,000
Annual sales of Provigil			500,000,000												495,000,000			1,000,000,000
Annual Sales of Effexor								2,600,000,000
Annual Sales of Lamictal																			2,300,000	950,000,000
Ciprofloxacin Plaintiffs Proposed Settlement With Bayer							74,000,000						500,000,000
Annual Sales of Nexium									6,300,000,000					6,000,000,000
Annual Sales of Niaspan		1,100,000,000										416,000,000
Annual Sales of Solodyn						765,000,000				380,000,000
Annual Sales Of Aggrenox											340,000,000			470,000,000
Annual Sales Of Actos					2,800,000,000												3,700,000,000
Annual Sales Of Actoplus					430,000,000												500,000,000
CivilPenaltyForEachAllegedlyFalseClaimSubmittedRange														Under the federal False Claims Act, the government (or relators who pursue the claims without the participation of the government in the case) may seek to recover up to three times the amount of damages in addition to a civil penalty of $5,500 to $11,000 for each allegedly false claim submitted to the government for payment.
Cephalon Losses Resulting From The Promotion and Prescription of Actiq	700,000,000													700,000,000
Compensatory Damages For The State of Illonois														100,000,000
Annual Sales Of Wellbutrin														1,000,000,000
Pantoprazole Insurance Recovery														$ 200,000,000
Teva And Subsidiaries [Member]
Statement [Line Items]
Approximate number of product liability cases														4,000
Approximate number of pending cases	500													500
Approximate Number Of Plaintiffs Claiming Injuries	4,400													4,400
Teva And Subsidiaries [Member] | Teva Parental Medicines Inc [Member]
Statement [Line Items]
Parties To Tort Proceeding Cases Against Teva In Philadelphia Court														40